Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Advisor Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class Z
Trading Symbol	FVLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,891 $10,416 $11,400 $10,734 $17,805 $16,584 $16,773 Russell Midcap® Value Index $10,000 $10,684 $10,701 $11,780 $10,963 $16,290 $14,633 $14,111 Russell 3000® Index $10,000 $11,422 $12,175 $13,818 $15,220 $21,902 $18,284 $19,816 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 31.21% 14.06% 10.71% Russell Midcap® Value Index 34.03% 9.93% 8.57% Russell 3000® Index 37.86% 14.60% 13.84% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 380,025,415
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 2,906,123
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.7 Consumer Discretionary 10.3 Materials 10.3 Energy 9.2 Health Care 8.8 Utilities 6.9 Real Estate 5.3 Consumer Staples 5.2 Information Technology 4.3 Communication Services 2.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 86.3 Canada 6.0 United Kingdom 1.2 Germany 1.1 Puerto Rico 0.6 Belgium 0.6 Zambia 0.6 India 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.2 Vistra Corp 1.2 Ventas Inc 1.0 Global Payments Inc 1.0 Molina Healthcare Inc 0.9 Smurfit WestRock PLC 0.9 Lithia Motors Inc Class A 0.9 Lumentum Holdings Inc 0.8 International Paper Co 0.8 Lamb Weston Holdings Inc 0.8 9.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Advantage Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® High Income Advantage Fund
Class Name	Fidelity Advisor® High Income Advantage Fund Class C
Trading Symbol	FAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.72%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,930 $10,477 $11,725 $11,694 $12,466 $12,669 $15,323 $13,568 $14,269 $16,806 ICE® BofA® US High Yield Constrained Index $10,000 $9,797 $10,795 $11,781 $11,883 $12,872 $13,187 $14,602 $12,932 $13,683 $15,939 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 16.04% 5.84% 5.33% Class C 17.04% 5.84% 5.33% ICE® BofA® US High Yield Constrained Index 16.49% 4.37% 4.77% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,310,946,691
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 13,652,978
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%

Holdings [Text Block]	BBB 4.8 BB 20.7 B 30.9 CCC,CC,C 6.6 Not Rated 2.9 Equities 22.3 Short-Term Investments and Net Other Assets (Liabilities) 11.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 Common Stocks 20.1 Bank Loan Obligations 10.1 Preferred Securities 4.1 Alternative Funds 2.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 11.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Canada 1.9 United Kingdom 1.8 France 1.4 Netherlands 0.5 China 0.5 Luxembourg 0.4 Zambia 0.4 Taiwan 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.6 Fidelity Private Credit Company LLC 2.2 Energy Transfer LP 2.1 NVIDIA Corp 1.4 Tenet Healthcare Corp 1.4 LBM Acquisition LLC 1.2 Altice France SA 1.1 eG Global Finance PLC 1.1 Carnival Corp 1.1 Meta Platforms Inc Class A 1.1 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Advantage Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® High Income Advantage Fund
Class Name	Fidelity Advisor® High Income Advantage Fund Class A
Trading Symbol	FAHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,606 $10,211 $11,513 $11,571 $12,428 $12,728 $15,509 $13,841 $14,555 $17,144 ICE® BofA® US High Yield Constrained Index $10,000 $9,797 $10,795 $11,781 $11,883 $12,872 $13,187 $14,602 $12,932 $13,683 $15,939 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 13.07% 5.78% 5.54% Class A (without 4.00% sales charge) 17.78% 6.64% 5.97% ICE® BofA® US High Yield Constrained Index 16.49% 4.37% 4.77% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,310,946,691
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 13,652,978
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%

Holdings [Text Block]	BBB 4.8 BB 20.7 B 30.9 CCC,CC,C 6.6 Not Rated 2.9 Equities 22.3 Short-Term Investments and Net Other Assets (Liabilities) 11.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 Common Stocks 20.1 Bank Loan Obligations 10.1 Preferred Securities 4.1 Alternative Funds 2.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 11.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Canada 1.9 United Kingdom 1.8 France 1.4 Netherlands 0.5 China 0.5 Luxembourg 0.4 Zambia 0.4 Taiwan 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.6 Fidelity Private Credit Company LLC 2.2 Energy Transfer LP 2.1 NVIDIA Corp 1.4 Tenet Healthcare Corp 1.4 LBM Acquisition LLC 1.2 Altice France SA 1.1 eG Global Finance PLC 1.1 Carnival Corp 1.1 Meta Platforms Inc Class A 1.1 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity® Floating Rate High Income Fund
Trading Symbol	FFRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Fidelity® Floating Rate High Income Fund $10,000 $9,964 $10,590 $11,088 $11,533 $11,870 $11,853 $12,988 $12,756 $14,158 $15,597 Morningstar® LSTA® US Performing Loans $10,000 $10,151 $10,824 $11,392 $11,936 $12,235 $12,491 $13,602 $13,349 $14,977 $16,603 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Floating Rate High Income Fund 10.16% 5.61% 4.54% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.20% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Floating Rate High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class I
Trading Symbol	FFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $9,970 $10,591 $11,083 $11,508 $11,839 $11,816 $12,942 $12,718 $14,097 $15,525 Morningstar® LSTA® US Performing Loans $10,000 $10,151 $10,824 $11,392 $11,936 $12,235 $12,491 $13,602 $13,349 $14,977 $16,603 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 10.13% 5.57% 4.50% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.20% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class I
Trading Symbol	FVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,013 $10,295 $12,307 $11,755 $12,852 $12,087 $20,026 $18,626 $18,806 $24,643 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 31.04% 13.90% 9.44% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 380,025,415
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 2,906,123
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.7 Consumer Discretionary 10.3 Materials 10.3 Energy 9.2 Health Care 8.8 Utilities 6.9 Real Estate 5.3 Consumer Staples 5.2 Information Technology 4.3 Communication Services 2.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 86.3 Canada 6.0 United Kingdom 1.2 Germany 1.1 Puerto Rico 0.6 Belgium 0.6 Zambia 0.6 India 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.2 Vistra Corp 1.2 Ventas Inc 1.0 Global Payments Inc 1.0 Molina Healthcare Inc 0.9 Smurfit WestRock PLC 0.9 Lithia Motors Inc Class A 0.9 Lumentum Holdings Inc 0.8 International Paper Co 0.8 Lamb Weston Holdings Inc 0.8 9.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Advantage Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® High Income Advantage Fund
Class Name	Fidelity Advisor® High Income Advantage Fund Class M
Trading Symbol	FAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,617 $10,223 $11,523 $11,584 $12,440 $12,742 $15,525 $13,856 $14,572 $17,168 ICE® BofA® US High Yield Constrained Index $10,000 $9,797 $10,795 $11,781 $11,883 $12,872 $13,187 $14,602 $12,932 $13,683 $15,939 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 13.10% 5.79% 5.55% Class M (without 4.00% sales charge) 17.82% 6.65% 5.98% ICE® BofA® US High Yield Constrained Index 16.49% 4.37% 4.77% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,310,946,691
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 13,652,978
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%

Holdings [Text Block]	BBB 4.8 BB 20.7 B 30.9 CCC,CC,C 6.6 Not Rated 2.9 Equities 22.3 Short-Term Investments and Net Other Assets (Liabilities) 11.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 Common Stocks 20.1 Bank Loan Obligations 10.1 Preferred Securities 4.1 Alternative Funds 2.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 11.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Canada 1.9 United Kingdom 1.8 France 1.4 Netherlands 0.5 China 0.5 Luxembourg 0.4 Zambia 0.4 Taiwan 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.6 Fidelity Private Credit Company LLC 2.2 Energy Transfer LP 2.1 NVIDIA Corp 1.4 Tenet Healthcare Corp 1.4 LBM Acquisition LLC 1.2 Altice France SA 1.1 eG Global Finance PLC 1.1 Carnival Corp 1.1 Meta Platforms Inc Class A 1.1 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Floating Rate High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class Z
Trading Symbol	FIQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,974 $10,271 $10,272 $11,249 $11,066 $12,289 Morningstar® LSTA® US Performing Loans $10,000 $9,991 $10,242 $10,456 $11,386 $11,174 $12,536 Bloomberg U.S. Universal Bond Index $10,000 $9,913 $11,039 $11,697 $11,754 $9,898 $10,016 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 10.24% 5.69% 5.12% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.56% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.79% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class A
Trading Symbol	FAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 133	1.15%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,414 $9,652 $11,497 $10,953 $11,939 $11,194 $18,493 $17,152 $17,277 $22,584 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 23.20% 12.26% 8.49% Class A (without 5.75% sales charge) 30.72% 13.60% 9.13% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 380,025,415
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 2,906,123
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.7 Consumer Discretionary 10.3 Materials 10.3 Energy 9.2 Health Care 8.8 Utilities 6.9 Real Estate 5.3 Consumer Staples 5.2 Information Technology 4.3 Communication Services 2.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 86.3 Canada 6.0 United Kingdom 1.2 Germany 1.1 Puerto Rico 0.6 Belgium 0.6 Zambia 0.6 India 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.2 Vistra Corp 1.2 Ventas Inc 1.0 Global Payments Inc 1.0 Molina Healthcare Inc 0.9 Smurfit WestRock PLC 0.9 Lithia Motors Inc Class A 0.9 Lumentum Holdings Inc 0.8 International Paper Co 0.8 Lamb Weston Holdings Inc 0.8 9.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class C
Trading Symbol	FCVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 218	1.90%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,911 $10,082 $11,917 $11,256 $12,171 $11,317 $18,557 $17,084 $17,208 $22,494 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 28.70% 12.73% 8.44% Class C 29.70% 12.73% 8.44% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 380,025,415
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 2,906,123
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.7 Consumer Discretionary 10.3 Materials 10.3 Energy 9.2 Health Care 8.8 Utilities 6.9 Real Estate 5.3 Consumer Staples 5.2 Information Technology 4.3 Communication Services 2.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 86.3 Canada 6.0 United Kingdom 1.2 Germany 1.1 Puerto Rico 0.6 Belgium 0.6 Zambia 0.6 India 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.2 Vistra Corp 1.2 Ventas Inc 1.0 Global Payments Inc 1.0 Molina Healthcare Inc 0.9 Smurfit WestRock PLC 0.9 Lithia Motors Inc Class A 0.9 Lumentum Holdings Inc 0.8 International Paper Co 0.8 Lamb Weston Holdings Inc 0.8 9.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Floating Rate High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class A
Trading Symbol	FFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,674 $10,252 $10,703 $11,089 $11,380 $11,329 $12,376 $12,133 $13,413 $14,733 Morningstar® LSTA® US Performing Loans $10,000 $10,151 $10,824 $11,392 $11,936 $12,235 $12,491 $13,602 $13,349 $14,977 $16,603 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) 6.82% 4.72% 3.95% Class A (without 2.75% sales charge) 9.85% 5.30% 4.24% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.20% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Advantage Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® High Income Advantage Fund
Class Name	Fidelity Advisor® High Income Advantage Fund Class I
Trading Symbol	FAHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class I $10,000 $10,031 $10,686 $12,082 $12,178 $13,113 $13,466 $16,447 $14,710 $15,497 $18,315 ICE® BofA® US High Yield Constrained Index $10,000 $9,797 $10,795 $11,781 $11,883 $12,872 $13,187 $14,602 $12,932 $13,683 $15,939 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 18.18% 6.91% 6.24% ICE® BofA® US High Yield Constrained Index 16.49% 4.37% 4.77% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,310,946,691
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 13,652,978
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%

Holdings [Text Block]	BBB 4.8 BB 20.7 B 30.9 CCC,CC,C 6.6 Not Rated 2.9 Equities 22.3 Short-Term Investments and Net Other Assets (Liabilities) 11.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 Common Stocks 20.1 Bank Loan Obligations 10.1 Preferred Securities 4.1 Alternative Funds 2.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 11.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Canada 1.9 United Kingdom 1.8 France 1.4 Netherlands 0.5 China 0.5 Luxembourg 0.4 Zambia 0.4 Taiwan 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.6 Fidelity Private Credit Company LLC 2.2 Energy Transfer LP 2.1 NVIDIA Corp 1.4 Tenet Healthcare Corp 1.4 LBM Acquisition LLC 1.2 Altice France SA 1.1 eG Global Finance PLC 1.1 Carnival Corp 1.1 Meta Platforms Inc Class A 1.1 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Floating Rate High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class M
Trading Symbol	FFRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $9,655 $10,223 $10,670 $11,053 $11,354 $11,301 $12,332 $12,089 $13,381 $14,700 Morningstar® LSTA® US Performing Loans $10,000 $10,151 $10,824 $11,392 $11,936 $12,235 $12,491 $13,602 $13,349 $14,977 $16,603 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) 6.84% 4.72% 3.93% Class M (without 2.75% sales charge) 9.86% 5.30% 4.22% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.20% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Floating Rate High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class C
Trading Symbol	FFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Given resilient corporate profits, a realization that the U.S. economy was performing better than forecast, and increasing conviction that the U.S. Federal Reserve may take a more measured approach to interest rate cuts amid a strong economy, leveraged loans posted a solid gain for the 12 months ending October 31, 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans increased 10.71% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in health care. Also hurting our result were our choices in food products and all telecom.
•Not owning Air Medical, a benchmark component that gained 60%, was the biggest individual relative detractor. A second notable relative detractor was an overweight in Del Monte (-20%). An overweight in Securus Technologies (-18%, Aventiv Technologies) also detracted.
•In contrast, the primary contributor to performance versus the benchmark was security selection in electronics/electrical. Security selection in insurance also boosted the fund's relative performance, as did an underweight in surface transport.
•The top individual relative contributor was an overweight in Asurion (+19%), the fund's largest holding at period end. Not owning Magenta Buyer, a benchmark component that returned about -37%, was a second notable relative contributor. Another relative contributor this period was avoiding Dell Software, a benchmark component that returned -30%.
•Notable changes in positioning include higher allocations to the financial intermediaries and chemicals & plastics industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000. Class C $10,000 $9,862 $10,374 $10,761 $11,065 $11,271 $11,137 $12,075 $11,736 $12,974 $14,251 Morningstar® LSTA® US Performing Loans $10,000 $10,151 $10,824 $11,392 $11,936 $12,235 $12,491 $13,602 $13,349 $14,977 $16,603 Bloomberg U.S. Universal Bond Index $10,000 $10,167 $10,682 $10,870 $10,658 $11,869 $12,576 $12,636 $10,641 $10,768 $11,974 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 8.03% 4.51% 3.61% Class C 9.03% 4.51% 3.61% Morningstar® LSTA® US Performing Loans 10.86% 6.29% 5.20% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,682,141,753
Holdings Count | shares	623
Advisory Fees Paid, Amount	$ 84,188,738
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$14,682,141,753
Number of Holdings	623
Total Advisory Fee	$84,188,738
Portfolio Turnover	41%

Holdings [Text Block]	BBB 1.3 BB 22.5 B 59.8 CCC,CC,C 6.1 Not Rated 5.4 Equities 2.3 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.1 Corporate Bonds 4.5 Common Stocks 1.5 Alternative Funds 0.8 Preferred Securities 0.3 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 United Kingdom 2.5 Canada 2.0 Netherlands 1.1 France 0.8 Puerto Rico 0.7 Luxembourg 0.6 Ireland 0.4 Grand Cayman (UK Overseas Ter) 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Asurion LLC 2.2 Great Outdoors Group LLC 2.2 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Caesars Entertainment Inc 1.2 Polaris Newco LLC 1.0 MH Sub I LLC 1.0 TransDigm Inc 1.0 Medline Borrower LP 0.9 UKG Inc 0.9 12.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class M
Trading Symbol	FTVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 161	1.40%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, particularly within the consumer durables & apparel industry of the consumer discretionary sector. Stock picking in financials, primarily within the financial services industry, also hampered the fund's result, as did picks and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Constellium (-29%), a stock that was among our largest holdings this period. A second notable relative detractor was an overweight in Antero Resources (-13%), which was also one of the fund's largest holdings, though we reduced the position by period end. An overweight in Concentrix (-43%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in real estate. Picks in utilities and information technology, primarily within the technology hardware & equipment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Constellation Energy (+130%). The stock was the fund's largest holding this period, but we decreased the position by period end. A non-benchmark stake in Compass gained approximately 221% and was a second notable relative contributor. Another relative contributor was our non-benchmark stake in Targa Resources (+103%).
•Notable changes in positioning include increased exposure to the consumer staples and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2014 through October 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,608 $9,827 $11,673 $11,088 $12,058 $11,268 $18,571 $17,186 $17,271 $22,514 Russell Midcap® Value Index $10,000 $10,047 $10,834 $12,689 $12,710 $13,990 $13,020 $19,347 $17,379 $16,759 $22,463 Russell 3000® Index $10,000 $10,449 $10,892 $13,504 $14,395 $16,337 $17,995 $25,894 $21,617 $23,429 $32,298 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 25.80% 12.50% 8.45% Class M (without 3.50% sales charge) 30.36% 13.30% 8.84% Russell Midcap® Value Index 34.03% 9.93% 8.43% Russell 3000® Index 37.86% 14.60% 12.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 380,025,415
Holdings Count | shares	268
Advisory Fees Paid, Amount	$ 2,906,123
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$380,025,415
Number of Holdings	268
Total Advisory Fee	$2,906,123
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.2 Financials 16.7 Consumer Discretionary 10.3 Materials 10.3 Energy 9.2 Health Care 8.8 Utilities 6.9 Real Estate 5.3 Consumer Staples 5.2 Information Technology 4.3 Communication Services 2.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 86.3 Canada 6.0 United Kingdom 1.2 Germany 1.1 Puerto Rico 0.6 Belgium 0.6 Zambia 0.6 India 0.5 France 0.5 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PG&E Corp 1.2 Vistra Corp 1.2 Ventas Inc 1.0 Global Payments Inc 1.0 Molina Healthcare Inc 0.9 Smurfit WestRock PLC 0.9 Lithia Motors Inc Class A 0.9 Lumentum Holdings Inc 0.8 International Paper Co 0.8 Lamb Weston Holdings Inc 0.8 9.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Advantage Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® High Income Advantage Fund
Class Name	Fidelity Advisor® High Income Advantage Fund Class Z
Trading Symbol	FIQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® High Income Advantage Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the expectation the Federal Reserve would pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 16.67% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for the fiscal year.
•By industry, security selection was the primary contributor, led by technology & electronics. Our picks in energy and financial services also boosted the fund's relative result.
•A non-benchmark stake in Nvidia gained 224% and was the top individual relative contributor. The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Vistra (+69%), also a sizable position. Another notable relative contributor was a non-benchmark stake in Meta Platforms (+89%).
•In contrast, the biggest detractor from performance versus the benchmark was the fund's position in cash. Security selection in banking hurt this period, as did our choices and an underweight in health care. Also hurting our result was security selection in consumer goods.
•The fund's non-benchmark stake in UiPath returned about -51% and was the biggest individual relative detractor. The second-largest relative detractor this period was avoiding CommScope, a benchmark component that gained 74%. Another notable relative detractor was a non-benchmark stake in JPMorgan Chase (+9%).
•Notable changes in positioning include decreased exposure to the banking industry and a higher allocation to technology & electronics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,622 $10,371 $10,661 $13,032 $11,668 $12,304 ICE® BofA® US High Yield Constrained Index $10,000 $9,813 $10,630 $10,890 $12,058 $10,679 $11,299 Bloomberg U.S. Universal Bond Index $10,000 $9,913 $11,039 $11,697 $11,754 $9,898 $10,016 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 18.20% 6.99% 6.35% ICE® BofA® US High Yield Constrained Index 16.49% 4.37% 4.62% Bloomberg U.S. Universal Bond Index 11.20% 0.18% 1.79% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,310,946,691
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 13,652,978
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,310,946,691
Number of Holdings	717
Total Advisory Fee	$13,652,978
Portfolio Turnover	29%

Holdings [Text Block]	BBB 4.8 BB 20.7 B 30.9 CCC,CC,C 6.6 Not Rated 2.9 Equities 22.3 Short-Term Investments and Net Other Assets (Liabilities) 11.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.5 Common Stocks 20.1 Bank Loan Obligations 10.1 Preferred Securities 4.1 Alternative Funds 2.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 11.8 ASSET ALLOCATION (% of Fund's net assets) United States 91.1 Canada 1.9 United Kingdom 1.8 France 1.4 Netherlands 0.5 China 0.5 Luxembourg 0.4 Zambia 0.4 Taiwan 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.6 Fidelity Private Credit Company LLC 2.2 Energy Transfer LP 2.1 NVIDIA Corp 1.4 Tenet Healthcare Corp 1.4 LBM Acquisition LLC 1.2 Altice France SA 1.1 eG Global Finance PLC 1.1 Carnival Corp 1.1 Meta Platforms Inc Class A 1.1 15.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing and bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing and bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec